SCHEDULE OF FAIR VALUE OF THE CONSIDERATION TRANSFERRED IN THE ACQUISITION (Details) - USD ($)		12 Months Ended
	Oct. 04, 2022	Jun. 30, 2023	Jun. 30, 2022	May 08, 2023
Cash	$ 363,500
Note receivable settled for business acquisition	504,938	$ 504,938
Total purchase price	7,224,404			$ 7,224,404
Series C Preferred Stock Base [Member]
Purchase Consideration of Common Stock and Series C Preferred Stock	3,900,373
Series C Preferred Stock Holdback [Member]
Purchase Consideration of Common Stock and Series C Preferred Stock	825,300
Common Stock [Member]
Purchase Consideration of Common Stock and Series C Preferred Stock	$ 1,630,293